Annual Total Returns	0 Months Ended
Dec. 01, 2012
(WFA Core Bond Fund - Class R4) | (Wells Fargo Advantage Core Bond Fund) | Class R4
Bar Chart Table:
Annual Return 2002	10.46%
Annual Return 2003	4.65%
Annual Return 2004	4.58%
Annual Return 2005	2.34%
Annual Return 2006	4.38%
Annual Return 2007	6.68%
Annual Return 2008	3.14%
Annual Return 2009	11.50%
Annual Return 2010	7.49%
Annual Return 2011	8.52%
(WFA Core Bond Fund - Class R6) | (Wells Fargo Advantage Core Bond Fund) | Class R6
Bar Chart Table:
Annual Return 2002	10.46%
Annual Return 2003	4.65%
Annual Return 2004	4.58%
Annual Return 2005	2.34%
Annual Return 2006	4.38%
Annual Return 2007	6.68%
Annual Return 2008	3.14%
Annual Return 2009	11.50%
Annual Return 2010	7.49%
Annual Return 2011	8.52%
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R4
Bar Chart Table:
Annual Return 2002	(3.73%)
Annual Return 2003	11.89%
Annual Return 2004	5.43%
Annual Return 2005	2.76%
Annual Return 2006	5.67%
Annual Return 2007	6.14%
Annual Return 2008	(3.17%)
Annual Return 2009	9.69%
Annual Return 2010	7.99%
Annual Return 2011	4.86%
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R4
Bar Chart Table:
Annual Return 2002	(8.98%)
Annual Return 2003	15.99%
Annual Return 2004	7.01%
Annual Return 2005	3.44%
Annual Return 2006	7.54%
Annual Return 2007	7.10%
Annual Return 2008	(10.75%)
Annual Return 2009	12.76%
Annual Return 2010	9.19%
Annual Return 2011	4.06%
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R4
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(16.35%)
Annual Return 2009	15.95%
Annual Return 2010	10.35%
Annual Return 2011	3.05%
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R4
Bar Chart Table:
Annual Return 2002	(13.76%)
Annual Return 2003	20.01%
Annual Return 2004	8.81%
Annual Return 2005	4.87%
Annual Return 2006	11.24%
Annual Return 2007	7.55%
Annual Return 2008	(21.92%)
Annual Return 2009	19.65%
Annual Return 2010	11.81%
Annual Return 2011	1.63%
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R4
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(26.70%)
Annual Return 2009	23.80%
Annual Return 2010	13.53%
Annual Return 2011	0.23%
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R4
Bar Chart Table:
Annual Return 2002	(16.69%)
Annual Return 2003	23.75%
Annual Return 2004	10.38%
Annual Return 2005	5.71%
Annual Return 2006	13.33%
Annual Return 2007	7.84%
Annual Return 2008	(31.38%)
Annual Return 2009	27.99%
Annual Return 2010	15.00%
Annual Return 2011	(1.37%)
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R4
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(34.05%)
Annual Return 2009	31.51%
Annual Return 2010	16.09%
Annual Return 2011	(2.76%)
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R4
Bar Chart Table:
Annual Return 2002	(19.77%)
Annual Return 2003	27.49%
Annual Return 2004	11.64%
Annual Return 2005	6.55%
Annual Return 2006	15.19%
Annual Return 2007	7.98%
Annual Return 2008	(36.06%)
Annual Return 2009	33.03%
Annual Return 2010	16.97%
Annual Return 2011	(3.75%)
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R4
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(35.50%)
Annual Return 2009	33.21%
Annual Return 2010	17.07%
Annual Return 2011	(4.06%)
(WFA Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R4
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(35.78%)
Annual Return 2009	33.34%
Annual Return 2010	17.25%
Annual Return 2011	(4.07%)
(WFA International Bond Fund - Class R6) | (Wells Fargo Advantage International Bond) | Class R6
Bar Chart Table:
Annual Return 2002	23.61%
Annual Return 2003	21.20%
Annual Return 2004	14.00%
Annual Return 2005	(7.58%)
Annual Return 2006	4.14%
Annual Return 2007	9.43%
Annual Return 2008	8.61%
Annual Return 2009	10.01%
Annual Return 2010	7.55%
Annual Return 2011	4.31%
(WFA Short Duration Government Bond Fund - Class R6) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class R6
Bar Chart Table:
Annual Return 2002	6.28%
Annual Return 2003	2.29%
Annual Return 2004	1.45%
Annual Return 2005	1.65%
Annual Return 2006	4.41%
Annual Return 2007	6.25%
Annual Return 2008	4.39%
Annual Return 2009	7.28%
Annual Return 2010	3.94%
Annual Return 2011	2.46%